Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows used in operating activities
Net loss	$ (10,475)	$ (7,874)
Adjustments for:
Depreciation equipment	7	1
Stock-based compensation	2,526	3,064
Issued stock for service fee	1,330	60
Amortization and others	470	0
Accounts receivable and other receivables	(7)	70
Prepaid expense	(18)	(15)
Inventories	13	(23)
Security deposit	13	(16)
Accounts payable and accrued liabilities	524	(1,381)
Net cash flows used in operating activities	(5,617)	(6,114)
Cash flows from (used in) financing activities
Proceeds from the issuance of share capital	5,000	9,932
Repayment of operating lease and financing obligation	(188)	0
Net cash flows provided by financing activities	4,812	9,932
Cash flows used in investing activities
Purchase of property and equipment		(11)
Net cash flows used in investing activities		(11)
Net (decrease) increase in cash	(805)	3,807
Cash, beginning of the period	7,946	851
Cash, end of the period	7,141	4,658
SUPPLEMENTAL DISCLOSURE
Income taxes paid
Interest paid
Increase in right-of-use asset and related liability	$ 393